Interest and Finance Costs (Predecessor) (Tables)	6 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:
From January 20, 2022 through December 31, 2022
Interest on long-term debt	2,045
Amortization of deferred finance costs and debt discount	352
Other	55
Total	2,452

United Maritime Predecessor [Member]
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	From January 1, 2022 through	Year ended December 31,
	July 5, 2022	2021	2020
Interest on long-term debt	280,554	621,046	592,801
Amortization of debt issuance costs	44,308	101,289	96,300
Other, net	(1,074)	21,352	19,344
Total	323,788	743,687	708,445